Chartered-in Vessels - Commitment Under Capital Leases (Details) $ in Thousands	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 vessel
Capital Leased Assets [Line Items]
Number of vessels	42	10
Commitment
2024			$ 269,174
2025			204,336
2026			379,179
2027			361,481
2028			306,619
Thereafter			575,945
Lease liability payment			$ 2,100,000
Number of lessors | lease		19
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels	9	9		9